Quarterly Holdings Report
for
Fidelity® Equity Market Neutral Fund
April 30, 2026
EMN-NPRT1-0626
1.9911987.101
Common Stocks - 88.2%
	Shares	Value ($)
AUSTRALIA - 3.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Santos Ltd	18,880	108,775
Materials - 3.0%
Chemicals - 0.8%
Orica Ltd	9,656	147,278
Metals & Mining - 2.2%
BHP Group Ltd (United Kingdom)	9,583	378,228
TOTAL MATERIALS		525,506
TOTAL AUSTRALIA		634,281
BELGIUM - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
Elia Group SA/NV	721	119,653
BERMUDA - 1.4%
Financials - 1.4%
Insurance - 1.4%
RenaissanceRe Holdings Ltd	808	248,032
CANADA - 3.7%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	1,492	157,476
Financials - 1.4%
Banks - 1.4%
Royal Bank of Canada	1,402	252,161
Materials - 1.4%
Containers & Packaging - 1.4%
CCL Industries Inc Class B	3,961	250,138
TOTAL CANADA		659,775
CHINA - 3.2%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
PDD Holdings Inc Class A ADR (a)	1,767	176,488
Industrials - 0.4%
Ground Transportation - 0.4%
Full Truck Alliance Co Ltd ADR	10,118	87,521
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
China Overseas Land & Investment Ltd	181,000	310,899
TOTAL CHINA		574,908
FINLAND - 1.3%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports Inc (a)	2,674	93,777
Industrials - 0.8%
Machinery - 0.8%
Kone Oyj B Shares	2,156	137,147
TOTAL FINLAND		230,924
FRANCE - 5.1%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
TotalEnergies SE	2,586	240,650
Financials - 3.0%
Banks - 1.6%
BNP Paribas SA	2,762	290,070
Insurance - 1.4%
SCOR SE	6,465	240,680
TOTAL FINANCIALS		530,750
Industrials - 0.7%
Building Products - 0.7%
Cie de Saint-Gobain SA	1,531	140,269
TOTAL FRANCE		911,669
GERMANY - 1.7%
Health Care - 1.0%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA	3,705	179,432
Industrials - 0.7%
Machinery - 0.7%
Daimler Truck Holding AG	2,294	115,704
TOTAL GERMANY		295,136
ITALY - 1.5%
Financials - 1.5%
Financial Services - 1.5%
Nexi SpA (b)(c)	57,782	274,519
JAPAN - 1.9%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Nifco Inc/Japan	4,100	120,815
Consumer Staples - 1.2%
Household Products - 1.2%
Lion Corp	21,700	212,276
TOTAL JAPAN		333,091
KOREA (SOUTH) - 5.2%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
KT Corp	3,993	165,563
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 2.1%
SK Hynix Inc	417	374,255
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	2,582	391,313
TOTAL INFORMATION TECHNOLOGY		765,568
TOTAL KOREA (SOUTH)		931,131
NORWAY - 1.7%
Financials - 1.7%
Insurance - 1.7%
Storebrand ASA A Shares	15,746	303,713
SPAIN - 4.4%
Consumer Discretionary - 1.6%
Specialty Retail - 1.6%
Industria de Diseno Textil SA	4,912	291,592
Industrials - 0.8%
Machinery - 0.8%
Fluidra SA	5,817	135,791
Utilities - 2.0%
Electric Utilities - 2.0%
Redeia Corp SA	19,933	348,577
TOTAL SPAIN		775,960
SWEDEN - 2.1%
Consumer Discretionary - 1.1%
Automobile Components - 1.1%
Autoliv Inc	1,754	203,342
Industrials - 1.0%
Machinery - 1.0%
Volvo AB B Shares	5,086	177,281
TOTAL SWEDEN		380,623
SWITZERLAND - 2.3%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Cie Financiere Richemont SA Series A	1,615	309,947
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	1,213	90,597
TOTAL SWITZERLAND		400,544
TAIWAN - 3.0%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Far EasTone Telecommunications Co Ltd	37,000	110,698
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd	6,000	417,857
TOTAL TAIWAN		528,555
THAILAND - 1.6%
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
CP ALL PCL	214,300	287,012
UNITED KINGDOM - 5.6%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Autotrader Group PLC (b)(c)	20,444	137,524
Financials - 1.7%
Banks - 1.7%
Standard Chartered PLC	11,974	304,916
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Convatec Group PLC (b)(c)	72,559	208,087
Industrials - 1.9%
Professional Services - 1.9%
RELX PLC	9,477	345,592
TOTAL UNITED KINGDOM		996,119
UNITED STATES - 38.2%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Meta Platforms Inc Class A	418	255,778
Consumer Discretionary - 1.6%
Automobile Components - 0.7%
LCI Industries	1,014	120,889
Specialty Retail - 0.9%
Floor & Decor Holdings Inc Class A (a)	3,449	166,932
TOTAL CONSUMER DISCRETIONARY		287,821
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree Inc (a)	1,998	194,025
Energy - 3.3%
Energy Equipment & Services - 3.3%
Tenaris SA	9,835	313,947
Valaris Ltd (a)	2,616	266,779
TOTAL ENERGY		580,726
Financials - 10.2%
Banks - 4.8%
JPMorgan Chase & Co	841	263,426
Wells Fargo & Co	3,099	254,831
Zions Bancorp NA	5,127	325,155
		843,412
Capital Markets - 3.7%
Morgan Stanley	1,970	375,462
Tradeweb Markets Inc Class A	2,402	272,027
		647,489
Financial Services - 1.7%
Apollo Global Management Inc	2,378	306,096
TOTAL FINANCIALS		1,796,997
Health Care - 4.4%
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp (a)	5,003	288,223
Insulet Corp (a)	701	120,670
		408,893
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co	6,059	367,115
TOTAL HEALTH CARE		776,008
Industrials - 4.4%
Aerospace & Defense - 1.7%
L3Harris Technologies Inc	964	309,010
Air Freight & Logistics - 1.8%
FedEx Corp	803	323,858
Electrical Equipment - 0.9%
Nextpower Inc Class A (a)	1,274	151,772
TOTAL INDUSTRIALS		784,640
Information Technology - 4.6%
Communications Equipment - 1.5%
Motorola Solutions Inc	606	266,052
IT Services - 1.7%
Cognizant Technology Solutions Corp Class A	5,771	305,286
Software - 1.4%
Microsoft Corp	604	246,299
TOTAL INFORMATION TECHNOLOGY		817,637
Materials - 5.6%
Chemicals - 2.9%
International Flavors & Fragrances Inc	2,805	196,911
Linde PLC	625	313,213
		510,124
Construction Materials - 1.4%
James Hardie Industries PLC depository receipt (a)	11,389	242,985
Metals & Mining - 1.3%
Steel Dynamics Inc	1,011	231,174
TOTAL MATERIALS		984,283
Utilities - 1.6%
Electric Utilities - 0.7%
NRG Energy Inc	830	129,131
Multi-Utilities - 0.9%
Ameren Corp	1,308	148,655
TOTAL UTILITIES		277,786
TOTAL UNITED STATES		6,755,701
TOTAL COMMON STOCKS (Cost $13,519,943)		15,641,346

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class (d) (Cost $911,943)	3.70	911,959	912,050

TOTAL INVESTMENT IN SECURITIES - 93.3% (Cost $14,431,886)	16,553,396
NET OTHER ASSETS (LIABILITIES) - 6.7%	1,182,816
NET ASSETS - 100.0%	17,736,212

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CNY	80,000	USD	11,752	HSBC Bank PLC	5/2026	(17)
EUR	86	USD	100	HSBC Bank PLC	5/2026	1
EUR	13,008	USD	15,189	UBS AG	5/2026	79
JPY	157,255	USD	979	HSBC Bank PLC	5/2026	25
JPY	5,795,000	USD	36,456	UBS AG	5/2026	634
KRW	27,238,000	USD	18,482	HSBC Bank PLC	5/2026	12
KRW	38,314,000	USD	25,964	HSBC Bank PLC	5/2026	50
KRW	42,137,000	USD	28,648	JPMorgan Chase Bank NA	5/2026	(37)
KRW	22,131,000	USD	14,980	JPMorgan Chase Bank NA	5/2026	47
NOK	167,843	USD	18,060	Morgan Stanley	5/2026	56
NOK	248,000	USD	26,562	Goldman Sachs International	5/2026	200
NOK	204,000	USD	21,849	UBS AG	5/2026	165
SEK	102,000	USD	11,035	UBS AG	5/2026	26
THB	501,000	USD	15,450	HSBC Bank PLC	5/2026	(27)
THB	479,000	USD	14,937	JPMorgan Chase Bank NA	5/2026	(192)
TWD	410,000	USD	12,963	JPMorgan Chase Bank NA	5/2026	36
TWD	639,000	USD	20,270	UBS AG	5/2026	(9)
TWD	310,000	USD	9,794	UBS AG	5/2026	35
USD	7,785	AUD	10,930	HSBC Bank PLC	5/2026	(84)
USD	508	AUD	707	Morgan Stanley	5/2026	(1)
USD	15,673	AUD	22,000	JPMorgan Chase Bank NA	5/2026	(159)
USD	250,847	AUD	350,000	UBS AG	5/2026	(1,033)
USD	895	CAD	1,223	Morgan Stanley	5/2026	(6)
USD	36,632	CAD	50,000	HSBC Bank PLC	5/2026	(212)
USD	618,721	CAD	845,000	HSBC Bank PLC	5/2026	(3,951)
USD	15,476	CHF	12,000	HSBC Bank PLC	5/2026	80
USD	280,923	CHF	219,000	UBS AG	5/2026	(52)
USD	188,625	CNY	1,284,000	UBS AG	5/2026	274
USD	6,294	EUR	5,383	HSBC Bank PLC	5/2026	(23)
USD	4,078	EUR	3,481	UBS AG	5/2026	(8)
USD	2,279	EUR	1,945	UBS AG	5/2026	(4)
USD	15,244	EUR	13,008	UBS AG	5/2026	(24)
USD	2,791,632	EUR	2,363,000	JPMorgan Chase Bank NA	5/2026	15,334
USD	216,017	EUR	184,000	JPMorgan Chase Bank NA	5/2026	(165)
USD	799	GBP	591	UBS AG	5/2026	(5)
USD	1,314,798	GBP	972,000	UBS AG	5/2026	(7,820)
USD	35,512	HKD	278,000	Goldman Sachs International	5/2026	(13)
USD	270,578	HKD	2,116,000	HSBC Bank PLC	5/2026	178
USD	19,560	HKD	153,000	JPMorgan Chase Bank NA	5/2026	8
USD	384,541	JPY	61,015,000	JPMorgan Chase Bank NA	5/2026	(5,967)
USD	196,328	KRW	290,230,000	JPMorgan Chase Bank NA	5/2026	(734)
USD	20,917	KRW	30,984,000	JPMorgan Chase Bank NA	5/2026	(121)
USD	51,208	KRW	75,470,000	UBS AG	5/2026	(35)
USD	18,136	NOK	168,429	UBS AG	5/2026	(43)
USD	371,027	NOK	3,477,000	JPMorgan Chase Bank NA	5/2026	(4,184)
USD	33,673	NOK	313,000	Morgan Stanley	5/2026	(104)
USD	4,270	SEK	39,721	UBS AG	5/2026	(32)
USD	2,332	SEK	21,569	UBS AG	5/2026	(5)
USD	12,933	SEK	119,000	Goldman Sachs International	5/2026	28
USD	170,693	SEK	1,562,000	HSBC Bank PLC	5/2026	1,309
USD	9,859	THB	321,000	Goldman Sachs International	5/2026	(22)
USD	119,238	THB	3,827,000	HSBC Bank PLC	5/2026	1,432
USD	44,499	THB	1,454,000	HSBC Bank PLC	5/2026	(259)
USD	12,199	TWD	384,000	Goldman Sachs International	5/2026	23
USD	23,072	TWD	726,000	HSBC Bank PLC	5/2026	53
USD	11,072	TWD	350,000	HSBC Bank PLC	5/2026	(25)
USD	7,380	TWD	233,000	JPMorgan Chase Bank NA	5/2026	(8)
USD	20,257	TWD	639,000	UBS AG	5/2026	(3)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(5,299)
Unrealized Appreciation						20,085
Unrealized Depreciation						(25,384)

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.63 to 3.66% plus or minus a specified spread ranging from (3.00)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	6/2039 - 4/2041	6,322,312	(124,095)	(428)	(124,523)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(8.2)%
Health Care - (8.2)%
Health Care Equipment & Supplies - (8.2)%
Dexcom Inc (1)				5,158	307,159	10,264
TOTAL HEALTH CARE					307,159	10,264
TOTAL UNITED STATES					307,159	10,264
TOTAL LONG					307,159	10,264

SHORT
Common Stocks
KOREA (SOUTH) -5.6%
Financials - 4.2%
Banks - 4.2%
Hana Financial Group Inc				(4,170)	(364,622)	(5,236)
TOTAL FINANCIALS					(364,622)	(5,236)
Industrials - (3.0)%
Electrical Equipment - (3.0)%
LG Energy Solution Ltd (1)				(855)	(270,136)	3,723
TOTAL INDUSTRIALS					(270,136)	3,723
Materials - 4.3%
Chemicals - 4.3%
LG Chem Ltd				(1,038)	(282,940)	(5,407)
TOTAL MATERIALS					(282,940)	(5,407)
TOTAL KOREA (SOUTH)					(917,698)	(6,920)
TAIWAN -0.1%
Financials - 0.1%
Insurance - 0.1%
Fubon Financial Holding Co Ltd				(3,075)	(8,792)	(157)
TOTAL FINANCIALS					(8,792)	(157)
TOTAL TAIWAN					(8,792)	(157)
THAILAND -13.3%
Information Technology - 13.3%
Electronic Equipment, Instruments & Components - 13.3%
Delta Electronics Thailand PCL depository receipt				(13,700)	(134,412)	(3,756)
Fabrinet (1)				(321)	(219,394)	(12,843)
					(353,806)	(16,599)
TOTAL INFORMATION TECHNOLOGY					(353,806)	(16,599)
TOTAL THAILAND					(353,806)	(16,599)
UNITED STATES -88.9%
Consumer Discretionary - 1.2%
Household Durables - 1.7%
NVR Inc (1)				(28)	(176,844)	(2,099)
Textiles, Apparel & Luxury Goods - (0.5)%
Lululemon Athletica Inc (1)				(1,343)	(184,931)	618
TOTAL CONSUMER DISCRETIONARY					(361,775)	(1,481)
Consumer Staples - 9.6%
Consumer Staples Distribution & Retail - 9.6%
Walmart Inc				(3,041)	(401,199)	(11,921)
TOTAL CONSUMER STAPLES					(401,199)	(11,921)
Energy - (1.8)%
Energy Equipment & Services - (1.8)%
NOV Inc				(7,448)	(152,386)	2,234
TOTAL ENERGY					(152,386)	2,234
Financials - 0.1%
Banks - (9.0)%
Citigroup Inc				(3,021)	(386,628)	(1,118)
Capital Markets - 0.1%
CME Group Inc Class A				(1,243)	(357,761)	(684)
MarketAxess Holdings Inc				(870)	(136,755)	3,115
Nasdaq Inc				(3,998)	(367,456)	(2,559)
					(861,972)	(128)
Consumer Finance - 2.7%
American Express Co				(451)	(145,696)	(3,337)
Financial Services - (3.5)%
WEX Inc (1)				(1,016)	(152,734)	4,399
TOTAL FINANCIALS					(1,547,030)	(184)
Industrials - 27.5%
Aerospace & Defense - 3.5%
Howmet Aerospace Inc				(674)	(163,809)	(4,394)
Building Products - 5.4%
Lennox International Inc				(392)	(209,677)	(6,770)
Electrical Equipment - 16.8%
Eaton Corp PLC				(941)	(407,462)	(20,928)
Machinery - 1.7%
Federal Signal Corp				(1,239)	(158,715)	(2,127)
TOTAL INDUSTRIALS					(939,663)	(34,219)
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 46.1%
Micron Technology Inc				(565)	(292,196)	734
QUALCOMM Inc				(2,087)	(374,783)	(49,211)
Texas Instruments Inc				(751)	(211,091)	(8,907)
					(878,070)	(57,384)
Technology Hardware, Storage & Peripherals - 4.2%
NetApp Inc				(2,477)	(274,377)	(5,251)
TOTAL INFORMATION TECHNOLOGY					(1,152,447)	(62,635)
Materials - 2.0%
Chemicals - 2.0%
DuPont de Nemours Inc				(3,950)	(180,357)	(2,477)
TOTAL MATERIALS					(180,357)	2,478
TOTAL UNITED STATES					(4,734,857)	(110,683)
TOTAL COMMON STOCKS					(6,015,153)	(134,359)
TOTAL SHORT					(6,015,153)	(134,359)

TOTAL SWAP COMPONENTS					(5,707,994)	(124,095)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1W benchmark of 4.20% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	10/2039 - 8/2040	154,112	(1,185)	23	(1,162)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	3/2040 - 5/2041	1,973,851	12,293	(15,248)	(2,955)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
FRANCE -(143.3)%
Consumer Discretionary - (44.2)%
Textiles, Apparel & Luxury Goods - (44.2)%
LVMH Moet Hennessy Louis Vuitton SE				(336)	(178,008)	1,306
TOTAL CONSUMER DISCRETIONARY					(178,008)	1,306
Health Care - (54.1)%
Health Care Equipment & Supplies - (54.1)%
EssilorLuxottica SA				(583)	(123,403)	1,598
TOTAL HEALTH CARE					(123,403)	1,598
Utilities - (45.0)%
Multi-Utilities - (45.0)%
Engie SA				(9,699)	(319,528)	1,331
TOTAL UTILITIES					(319,528)	1,331
TOTAL FRANCE					(620,939)	4,235
GERMANY -(71.3)%
Consumer Discretionary - (19.3)%
Automobiles - (19.3)%
Volkswagen AG non-voting shares				(2,335)	(236,788)	572
TOTAL CONSUMER DISCRETIONARY					(236,788)	572
Information Technology - (30.6)%
Software - (30.6)%
Nemetschek SE				(1,534)	(111,263)	905
TOTAL INFORMATION TECHNOLOGY					(111,263)	905
Utilities - (21.3)%
Multi-Utilities - (21.3)%
E.ON SE				(16,518)	(366,209)	628
TOTAL UTILITIES					(366,208)	628
TOTAL GERMANY					(714,260)	2,105
ITALY -247.9%
Energy - 244.4%
Oil, Gas & Consumable Fuels - 244.4%
Eni SpA				(9,101)	(257,344)	(7,220)
TOTAL ENERGY					(257,344)	(7,220)
Utilities - 3.5%
Electric Utilities - 3.5%
Enel SpA				(18,121)	(211,575)	(104)
TOTAL UTILITIES					(211,575)	(104)
TOTAL ITALY					(468,919)	(7,324)
UNITED STATES -(449.4)%
Consumer Discretionary - (449.4)%
Automobiles - (449.4)%
Stellantis NV (1)				(23,292)	(169,733)	13,277
TOTAL CONSUMER DISCRETIONARY					(169,733)	13,277
TOTAL UNITED STATES					(169,733)	13,277
TOTAL COMMON STOCKS					(1,973,851)	12,293
TOTAL SHORT					(1,973,851)	12,293

TOTAL SWAP COMPONENTS					(1,973,851)	12,293

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	8/2039 - 2/2041	279,697	3,925	90	4,015

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHILE -(64.3)%
Materials - (64.3)%
Metals & Mining - (64.3)%
Antofagasta PLC				(3,061)	(147,846)	(2,582)
TOTAL MATERIALS					(147,846)	(2,582)
TOTAL CHILE					(147,846)	(2,582)
UNITED KINGDOM -162.0%
Consumer Discretionary - 2.4%
Textiles, Apparel & Luxury Goods - 2.4%
Burberry Group PLC (1)				(551)	(8,681)	98
TOTAL CONSUMER DISCRETIONARY					(8,681)	98
Health Care - 159.6%
Pharmaceuticals - 159.6%
GSK PLC				(4,698)	(123,170)	6,409
TOTAL HEALTH CARE					(123,170)	6,409
TOTAL UNITED KINGDOM					(131,851)	6,507
TOTAL COMMON STOCKS					(279,696)	3,925
TOTAL SHORT					(279,696)	3,925

TOTAL SWAP COMPONENTS					(279,696)	3,925

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.66% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	10/2029 - 2/2031	773,180	(8,815)	0	(8,815)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -59.7%
Communication Services - 12.3%
Diversified Telecommunication Services - 12.3%
Chunghwa Telecom Co Ltd				(13,000)	(55,996)	(1,087)
TOTAL COMMUNICATION SERVICES					(55,996)	(1,087)
Financials - 47.4%
Insurance - 47.4%
Fubon Financial Holding Co Ltd				(30,625)	(87,562)	(4,179)
TOTAL FINANCIALS					(87,562)	(4,179)
TOTAL TAIWAN					(143,558)	(5,266)
UNITED STATES -40.3%
Health Care - (200.0)%
Health Care Equipment & Supplies - (136.8)%
Becton Dickinson & Co				(1,803)	(268,719)	12,062
Life Sciences Tools & Services - (63.2)%
Waters Corp (1)				(256)	(79,163)	5,568
TOTAL HEALTH CARE					(347,882)	17,630
Information Technology - 240.3%
Semiconductors & Semiconductor Equipment - 182.1%
Texas Instruments Inc				(258)	(72,519)	(16,050)
Software - 58.2%
Palantir Technologies Inc Class A (1)				(1,504)	(209,221)	(5,129)
TOTAL INFORMATION TECHNOLOGY					(281,740)	(21,179)
TOTAL UNITED STATES					(629,622)	(3,549)
TOTAL COMMON STOCKS					(773,180)	(8,815)
TOTAL SHORT					(773,180)	(8,815)

TOTAL SWAP COMPONENTS					(773,180)	(8,815)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 4.20% plus or minus a specified spread ranging from (.29)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 6/2030	334,027	6,233	89	6,322

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -(125.6)%
Financials - (125.6)%
Banks - 224.2%
Westpac Banking Corp				(5,318)	(148,780)	14,171
Insurance - (125.6)%
Medibank Pvt Ltd				(54,479)	(185,247)	(7,938)
TOTAL FINANCIALS					(185,247)	(7,938)
TOTAL AUSTRALIA					(185,247)	(7,938)
TOTAL COMMON STOCKS					(334,027)	6,233
TOTAL SHORT					(334,027)	6,233

TOTAL SWAP COMPONENTS					(334,027)	6,233

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.30% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029	188,861	9,750	(1,742)	8,008

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CANADA -121.8%
Consumer Discretionary - 121.8%
Broadline Retail - 121.8%
Canadian Tire Corp Ltd Class A				(1,358)	(188,861)	9,750
TOTAL CONSUMER DISCRETIONARY					(188,861)	9,750
TOTAL CANADA					(188,861)	9,750
TOTAL SHORT					(188,861)	9,750

TOTAL SWAP COMPONENTS					(188,861)	9,750

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 11/2030	434,215	1,429	101	1,530

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -93.4%
Communication Services - (15.0)%
Diversified Telecommunication Services - (15.0)%
Swisscom AG				(293)	(248,057)	(229)
TOTAL COMMUNICATION SERVICES					(248,057)	(229)
Financials - 108.4%
Insurance - 108.4%
Zurich Insurance Group AG				(267)	(186,158)	1,658
TOTAL FINANCIALS					(186,158)	1,658
TOTAL SWITZERLAND					(434,215)	1,429
TOTAL COMMON STOCKS					(434,215)	1,429
TOTAL SHORT					(434,215)	1,429

TOTAL SWAP COMPONENTS					(434,215)	1,429

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread of .25% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029	279,489	(7,183)	(69)	(7,252)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED KINGDOM -99.0%
Utilities - 99.0%
Electric Utilities - 99.0%
SSE PLC				7,806	279,489	(7,183)
TOTAL UTILITIES					279,489	(7,183)
TOTAL UNITED KINGDOM					279,489	(7,183)
TOTAL LONG					279,489	(7,183)

TOTAL SWAP COMPONENTS					279,489	(7,183)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 2.44% plus or minus a specified spread of (.09)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	3/2031	297,915	16,840	(5)	16,835

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHINA -100.0%
Health Care - 100.0%
Pharmaceuticals - 100.0%
Sino Biopharmaceutical Ltd				(428,000)	(297,915)	16,840
TOTAL HEALTH CARE					(297,915)	16,840
TOTAL CHINA					(297,915)	16,840
TOTAL SHORT					(297,915)	16,840

TOTAL SWAP COMPONENTS					(297,915)	16,840

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .73% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 3/2031	1,108,268	23,750	(10,478)	13,272

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
JAPAN -95.6%
Information Technology - 95.6%
IT Services - 95.6%
Simplex Holdings Inc				31,200	175,014	12,689
TOTAL INFORMATION TECHNOLOGY					175,014	12,689
TOTAL JAPAN					175,014	12,689
TOTAL LONG					175,014	12,689

SHORT
Common Stocks
JAPAN -83.3%
Consumer Discretionary - (23.1)%
Automobiles - (23.1)%
Honda Motor Co Ltd				(29,400)	(238,565)	(3,065)
TOTAL CONSUMER DISCRETIONARY					(238,565)	(3,065)
Consumer Staples - 50.5%
Food Products - (28.8)%
Yakult Honsha Co Ltd				(6,900)	(120,157)	(3,828)
Household Products - 40.4%
Unicharm Corp				(23,700)	(138,450)	5,358
Personal Care Products - 38.9%
Shiseido Co Ltd				(9,400)	(191,995)	5,169
TOTAL CONSUMER STAPLES					(450,602)	6,699
Real Estate - 56.0%
Real Estate Management & Development - 56.0%
Daiwa House Industry Co Ltd				(8,000)	(244,087)	7,427
TOTAL REAL ESTATE					(244,087)	7,427
TOTAL JAPAN					(933,254)	11,061
TOTAL COMMON STOCKS					(933,254)	11,061
TOTAL SHORT					(933,254)	11,061

TOTAL SWAP COMPONENTS					(758,240)	23,750

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.66% plus or minus a specified spread ranging from (.25)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026 - 8/2027	1,709,799	(16,985)	(5,418)	(22,403)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
KOREA (SOUTH) -25.2%
Financials - 25.2%
Banks - 25.2%
Hana Financial Group Inc				(387)	(33,839)	(5,646)
TOTAL FINANCIALS					(33,839)	(5,646)
TOTAL KOREA (SOUTH)					(33,839)	(5,646)
SINGAPORE -58.4%
Industrials - 58.4%
Ground Transportation - 58.4%
Grab Holdings Ltd Class A (1)				(65,461)	(250,061)	(13,092)
TOTAL INDUSTRIALS					(250,061)	(13,092)
TOTAL SINGAPORE					(250,061)	(13,092)
UNITED STATES -(7.8)%
Communication Services - (46.8)%
Diversified Telecommunication Services - (46.8)%
Verizon Communications Inc				(7,658)	(367,814)	10,491
TOTAL COMMUNICATION SERVICES					(367,814)	10,491
Consumer Discretionary - (52.0)%
Hotels, Restaurants & Leisure - (52.0)%
Royal Caribbean Cruises Ltd				(1,184)	(312,292)	11,639
TOTAL CONSUMER DISCRETIONARY					(312,292)	11,639
Health Care - 2.3%
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp (1)				(3,935)	(102,074)	(512)
TOTAL HEALTH CARE					(102,074)	(512)
Industrials - (43.5)%
Professional Services - (43.5)%
Equifax Inc				(1,152)	(200,379)	9,734
TOTAL INDUSTRIALS					(200,379)	9,734
Information Technology - 67.4%
Software - 67.4%
Crowdstrike Holdings Inc Class A (1)				(324)	(144,423)	(15,108)
TOTAL INFORMATION TECHNOLOGY					(144,423)	(15,108)
Materials - 64.7%
Chemicals - 64.7%
PPG Industries Inc				(2,755)	(298,917)	(14,491)
TOTAL MATERIALS					(298,917)	(14,491)
TOTAL UNITED STATES					(1,425,899)	1,753
TOTAL COMMON STOCKS					(1,709,799)	(16,985)
TOTAL SHORT					(1,709,799)	(16,985)

TOTAL SWAP COMPONENTS					(1,709,799)	(16,985)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.32% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	157,344	6,478	(186)	6,292

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread ranging from (.26)% to .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	311,310	5,531	37	5,568

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -1.8%
Health Care - 1.8%
Pharmaceuticals - 1.8%
Roche Holding AG (1)				444	180,930	99
TOTAL HEALTH CARE					180,930	99
TOTAL UNITED STATES					180,930	99
TOTAL LONG					180,930	99

SHORT
Common Stocks
SWITZERLAND -97.6%
Financials - 97.6%
Insurance - 97.6%
Zurich Insurance Group AG				(187)	(130,380)	5,432
TOTAL FINANCIALS					(130,380)	5,432
TOTAL SWITZERLAND					(130,380)	5,432
TOTAL SHORT					(130,380)	5,432

TOTAL SWAP COMPONENTS					50,550	5,531

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	1,412,647	79,041	196	79,237

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
GERMANY -90.7%
Consumer Discretionary - 4.7%
Automobile Components - 4.7%
Continental AG (1)				2,210	166,468	3,704
TOTAL CONSUMER DISCRETIONARY					166,468	3,704
Industrials - 86.0%
Electrical Equipment - 86.0%
Siemens Energy AG				2,056	435,744	68,116
TOTAL INDUSTRIALS					435,744	68,116
TOTAL GERMANY					602,212	71,820
ITALY -7.0%
Consumer Discretionary - (2.6)%
Automobiles - (2.6)%
Ferrari NV				403	138,749	(2,064)
TOTAL CONSUMER DISCRETIONARY					138,749	(2,064)
Financials - 9.6%
Capital Markets - 9.6%
Banca Generali SpA				2,154	140,938	7,612
TOTAL FINANCIALS					140,938	7,612
TOTAL ITALY					279,687	5,548
NETHERLANDS -16.5%
Financials - 16.5%
Insurance - 16.5%
NN Group NV				2,223	193,851	13,066
TOTAL FINANCIALS					193,851	13,066
TOTAL NETHERLANDS					193,851	13,066
TOTAL COMMON STOCKS					1,075,750	90,434
TOTAL LONG					1,075,750	90,434

SHORT
Common Stocks
SPAIN -(14.4)%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA				(26)	(331)	(11)
TOTAL FINANCIALS					(331)	(11)
Utilities - (14.4)%
Electric Utilities - (14.4)%
Endesa SA				(7,509)	(336,566)	(11,382)
TOTAL UTILITIES					(336,566)	(11,382)
TOTAL SPAIN					(336,897)	(11,393)
TOTAL COMMON STOCKS					(336,897)	(11,393)
TOTAL SHORT					(336,897)	(11,393)

TOTAL SWAP COMPONENTS					738,853	79,041

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.03% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	288,747	31,639	1,561	33,200

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
NORWAY -95.3%
Energy - 95.3%
Oil, Gas & Consumable Fuels - 95.3%
Equinor ASA				(7,095)	(288,747)	31,639
TOTAL ENERGY					(288,747)	31,639
TOTAL NORWAY					(288,747)	31,639
TOTAL SHORT					(288,747)	31,639

TOTAL SWAP COMPONENTS					(288,747)	31,639

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.95% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2026	165,323	(5,088)	109	(4,979)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.63% to 3.67% plus or minus a specified spread ranging from .08% to .13% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	1,060,026	608	(1,964)	(1,356)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -197.5%
Financials - 197.5%
Insurance - 197.5%
Fubon Financial Holding Co Ltd				(37,925)	(108,434)	(2,677)
TOTAL FINANCIALS					(108,434)	(2,677)
TOTAL TAIWAN					(108,434)	(2,677)
UNITED STATES -(242.3)%
Consumer Staples - 258.1%
Consumer Staples Distribution & Retail - 258.1%
Costco Wholesale Corp				(239)	(242,473)	(3,499)
TOTAL CONSUMER STAPLES					(242,473)	(3,499)
Financials - 12.6%
Capital Markets - 12.6%
Cboe Global Markets Inc				(1,138)	(341,502)	(171)
TOTAL FINANCIALS					(341,502)	(171)
Industrials - (513.0)%
Trading Companies & Distributors - (513.0)%
Fastenal Co				(8,182)	(367,617)	6,955
TOTAL INDUSTRIALS					(367,617)	6,955
TOTAL UNITED STATES					(951,592)	3,285
TOTAL COMMON STOCKS					(1,060,026)	608
TOTAL SHORT					(1,060,026)	608

TOTAL SWAP COMPONENTS					(1,060,026)	608

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	20,261	(434)	(4)	(438)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.03% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	34,933	7,386	63	7,449

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.90% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	190,327	(92)	54	(38)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWEDEN -241.0%
Information Technology - 241.0%
Electronic Equipment, Instruments & Components - 241.0%
Hexagon AB B Shares				(17,707)	(190,327)	(92)
TOTAL INFORMATION TECHNOLOGY					(190,327)	(92)
TOTAL SWEDEN					(190,327)	(92)
TOTAL SHORT					(190,327)	(92)

TOTAL SWAP COMPONENTS					(190,327)	(92)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.66% plus or minus a specified spread ranging from (.39)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2027 - 7/2027	1,050,159	(10,875)	0	(10,875)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
TAIWAN -2.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
RChunghwa Telecom Co Ltd				(54,000)	(232,598)	228
TOTAL COMMUNICATION SERVICES					(232,598)	228
TOTAL TAIWAN					(232,598)	228
TOTAL LONG					(232,598)	228

SHORT
Common Stocks
THAILAND -(18.8)%
Information Technology - (18.8)%
Electronic Equipment, Instruments & Components - (18.8)%
Delta Electronics Thailand PCL depository receipt				(2,600)	(25,509)	(2,040)
TOTAL INFORMATION TECHNOLOGY					(25,509)	(2,040)
TOTAL THAILAND					(25,509)	(2,040)
UNITED STATES -116.7%
Consumer Discretionary - 36.2%
Specialty Retail - (32.3)%
Advance Auto Parts Inc				(2,644)	(157,344)	(3,517)
Textiles, Apparel & Luxury Goods - 68.6%
Deckers Outdoor Corp (1)				(1,178)	(120,392)	7,457
TOTAL CONSUMER DISCRETIONARY					(277,736)	3,940
Health Care - 78.3%
Health Care Equipment & Supplies - 78.3%
Baxter International Inc				(14,676)	(258,004)	8,512
TOTAL HEALTH CARE					(258,004)	8,512
Industrials - (2.9)%
Aerospace & Defense - (2.9)%
Howmet Aerospace Inc				(530)	(128,811)	(318)
TOTAL INDUSTRIALS					(128,811)	(318)
Information Technology - 5.1%
IT Services - 5.1%
IBM Corporation				(552)	(127,501)	552
TOTAL INFORMATION TECHNOLOGY					(127,501)	552
TOTAL UNITED STATES					(792,052)	12,686
TOTAL COMMON STOCKS					(817,561)	10,646
TOTAL SHORT					(817,561)	10,646

TOTAL SWAP COMPONENTS					(1,050,159)	10,875

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	UBS AG	8/2028	396,946	4,583	77	4,660

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -98.3%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Swisscom AG				(27)	(22,859)	100
TOTAL COMMUNICATION SERVICES					(22,859)	100
Financials - 4.4%
Insurance - 4.4%
Zurich Insurance Group AG				(41)	(28,585)	207
TOTAL FINANCIALS					(28,585)	207
Industrials - 91.8%
Building Products - 40.9%
Geberit AG				(142)	(95,812)	1,906
Professional Services - 50.9%
SGS SA				(2,305)	(249,690)	2,370
TOTAL INDUSTRIALS					(345,502)	4,276
TOTAL SWITZERLAND					(396,946)	4,583
TOTAL COMMON STOCKS					(396,946)	4,583
TOTAL SHORT					(396,946)	4,583

TOTAL SWAP COMPONENTS					(396,946)	4,583

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.15)% to (.05)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG	1/2029 - 2/2029	1,734,724	17,828	(1,538)	16,290

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRIA -(36.5)%
Energy - (36.5)%
Oil, Gas & Consumable Fuels - (36.5)%
OMV AG				(2,986)	(210,797)	(5,941)
TOTAL ENERGY					(210,797)	(5,941)
TOTAL AUSTRIA					(210,797)	(5,941)
FINLAND -84.2%
Industrials - 29.8%
Machinery - 29.8%
Metso Oyj				(7,045)	(121,380)	4,862
TOTAL INDUSTRIALS					(121,380)	4,862
Utilities - 54.4%
Electric Utilities - 54.4%
Fortum Oyj				(11,863)	(298,509)	8,862
TOTAL UTILITIES					(298,509)	8,862
TOTAL FINLAND					(419,889)	13,724
GERMANY -158.7%
Financials - 158.7%
Capital Markets - 43.4%
Deutsche Bank AG (United States)				(8,332)	(259,140)	7,067
Insurance - 115.3%
Hannover Rueck SE				(934)	(282,378)	18,788
TOTAL FINANCIALS					(541,518)	25,855
TOTAL GERMANY					(541,518)	25,855
ITALY -(26.6)%
Energy - (5.9)%
Oil, Gas & Consumable Fuels - (5.9)%
Eni SpA				(931)	(26,325)	(956)
TOTAL ENERGY					(26,325)	(956)
Financials - (20.8)%
Banks - (20.8)%
Banco BPM SpA				(11,313)	(164,442)	(3,385)
TOTAL FINANCIALS					(164,442)	(3,385)
TOTAL ITALY					(190,767)	(4,341)
SPAIN -(70.4)%
Financials - (72.6)%
Banks - (72.6)%
CaixaBank SA				(26,548)	(337,912)	(11,829)
TOTAL FINANCIALS					(337,912)	(11,829)
Utilities - 2.2%
Electric Utilities - 2.2%
Endesa SA				(755)	(33,841)	360
TOTAL UTILITIES					(33,841)	360
TOTAL SPAIN					(371,753)	(11,469)
TOTAL COMMON STOCKS					(1,734,724)	17,828
TOTAL SHORT					(1,734,724)	17,828

TOTAL SWAP COMPONENTS					(1,734,724)	17,828

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread ranging from (.15)% to (.10)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG	3/2028	439,455	5,473	(2,443)	3,030

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
UNITED KINGDOM -180.6%
Consumer Discretionary - (75.0)%
Diversified Consumer Services - (33.2)%
Pearson PLC				(10,626)	(156,808)	(1,005)
Textiles, Apparel & Luxury Goods - (41.9)%
Burberry Group PLC (1)				(11,542)	(181,841)	(1,268)
TOTAL CONSUMER DISCRETIONARY					(338,649)	(2,273)
Health Care - 255.6%
Pharmaceuticals - 255.6%
GSK PLC				(3,845)	(100,806)	7,746
TOTAL HEALTH CARE					(100,806)	7,746
TOTAL UNITED KINGDOM					(439,455)	5,473
TOTAL COMMON STOCKS					(439,455)	5,473
TOTAL SHORT					(439,455)	5,473

TOTAL SWAP COMPONENTS					(439,455)	5,473

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .73% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2027	668,965	28,211	6,827	35,038

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
JAPAN -80.5%
Communication Services - (10.6)%
Wireless Telecommunication Services - (10.6)%
KDDI Corp				15,200	248,741	(3,700)
TOTAL COMMUNICATION SERVICES					248,741	(3,700)
Industrials - 91.1%
Electrical Equipment - 91.1%
Fuji Electric Co Ltd				5,000	420,224	31,911
TOTAL INDUSTRIALS					420,224	31,911
TOTAL JAPAN					668,965	28,211
TOTAL COMMON STOCKS					668,965	28,211
TOTAL SHORT					668,965	28,211

TOTAL SWAP COMPONENTS					668,965	28,211

(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA-1D	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA-1D	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR-1D	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $620,130 or 3.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $620,130 or 3.5% of net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.